Document and Entity Information	May 04, 2023
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 04, 2023
Entity Registrant Name	REGENCY CENTERS CORPORATION
Entity Central Index Key	0000910606
Entity File Number	001-12298
Entity Incorporation State Country Code	FL
Entity Tax Identification Number	59-3191743
Entity Address, Address Line One	One Independent Drive
Entity Address, Address Line Two	Suite 114
Entity Address, City or Town	Jacksonville
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	32202
City Area Code	904
Local Phone Number	598-7000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Security 12b Title	Common Stock, $.01 par value
Trading Symbol	REG
Security Exchange Name	NASDAQ